Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
ASTON/HARRISON STREET REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Harrison Street Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of growth and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162.93%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	162.93%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts (“REITs”) and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector.

The Fund emphasizes publicly traded real estate-related securities of companies domiciled in the United States and Canada. The Fund does not invest in real estate directly. The Fund is classified as non-diversified.

Securities are selected for the Fund using a fundamental bottom-up stock selection process. The subadviser uses a proprietary relative cash flow multiple analysis to estimate values of portfolio companies, which takes into account multiple factors including:
  Capital structure
  Earnings growth
  Earnings momentum
  Earnings quality
  Liquidity
  Property quality
		The subadviser also uses a proprietary model to assess net asset value (“NAV”) based on both quantitative measures and incorporating a qualitative assessment of management ability. A warranted share price is calculated from a combination of the outputs from the multiple analysis model and the NAV model. While securities are selected primarily from the universe of companies comprising the benchmark index, the Fund may invest to a limited degree in companies outside of the benchmark index. To manage risk, the subadviser employs portfolio constraints such as limits on position size, market capitalization and geographic and sector exposure. The subadviser’s investment process may result in higher portfolio turnover.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers and may experience increased volatility due to its concentrated investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term capital gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

		Style Risk. The subadviser’s stock selection strategy includes both value and growth factors. During periods when value investing significantly outperforms growth investing, or during periods when growth investing significantly outperforms value investing, the Fund may underperform funds that exclusively employ the favored investing style.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers and may experience increased volatility due to its concentrated investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown.

		The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	09/09	31.09%
Worst quarter:	12/08	(39.07)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices. Average annual total returns for both indices are included in the table below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Harrison Street Securities, LLC (“HSS”) became the subadviser to the Fund on June 30, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 22, 2001 reflects the performance of a predecessor fund.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/HARRISON STREET REAL ESTATE FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.37%	[1],[2]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,087
10 Years	rr_ExpenseExampleYear10	2,431
2005	rr_AnnualReturn2005	13.17%
2006	rr_AnnualReturn2006	35.96%
2007	rr_AnnualReturn2007	(19.14%)
2008	rr_AnnualReturn2008	(41.88%)
2009	rr_AnnualReturn2009	28.91%
2010	rr_AnnualReturn2010	29.16%
2011	rr_AnnualReturn2011	8.73%
2012	rr_AnnualReturn2012	21.89%
2013	rr_AnnualReturn2013	1.47%
2014	rr_AnnualReturn2014	21.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.07%)
1 Year	rr_AverageAnnualReturnYear01	21.42%
5 Years	rr_AverageAnnualReturnYear05	16.09%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 1997
ASTON/HARRISON STREET REAL ESTATE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[1],[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	958
10 Years	rr_ExpenseExampleYear10	2,169
1 Year	rr_AverageAnnualReturnYear01	21.78%
5 Years	rr_AverageAnnualReturnYear05	16.37%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2005
ASTON/HARRISON STREET REAL ESTATE FUND | Return After Taxes on Distributions | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.81%
5 Years	rr_AverageAnnualReturnYear05	15.59%
10 Years	rr_AverageAnnualReturnYear10	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 1997
ASTON/HARRISON STREET REAL ESTATE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Years	rr_AverageAnnualReturnYear05	12.80%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 1997
ASTON/HARRISON STREET REAL ESTATE FUND | FTSE/NAREIT All Equity REITs Total Return Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1997. Index return for Class I shares, since inception, computed from September 30, 2005, is 7.85%.) | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.03%
5 Years	rr_AverageAnnualReturnYear05	16.91%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
ASTON/HARRISON STREET REAL ESTATE FUND | FTSE/NAREIT All Equity REITs Total Return Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1997. Index return for Class I shares, since inception, computed from September 30, 2005, is 7.85%.) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.03%
5 Years	rr_AverageAnnualReturnYear05	16.91%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005

[1]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.37% of the Fund's average daily net assets with respect to Class N shares and 1.12% of the Fund's average daily net assets with respect to Class I shares. Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	After Fee Waiver and/or Expense Reimbursement